Account Payables and Accrued Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current prepayments and current accrued income [abstract]
Trade and account payables	$ 39,528	$ 27,053
Value-added, goods and services and other taxes (other than income taxes)	2,559	3,610
Compensation	392	1,837
Contract liabilities	769	535
Deposits from customers	0	1,471
Acquisition price payables	0	1,716
Sale of shares on behalf of other	0	3,067
Provision for guarantee	1,502	0
Other	0	5,825
Trade and other current payables	$ 44,750	$ 45,114